Cash and Cash Equivalents and Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2022
Schedule of cash and cash equivalents and short term investments

	June 30,	December 31,
	2022	2021

	(in US$’000)
Cash and Cash Equivalents
Cash at bank and on hand	130,689	104,620
Bank deposits maturing in three months or less	336,813	272,922
	467,502	377,542
Short-term Investments
Bank deposits maturing over three months (note)	358,698	634,158
	826,200	1,011,700

Note: The maturities for short-term investments ranged from 91 to 97 days and from 91 to 180 days for the six months ended June 30, 2022 and the year ended December 31, 2021 respectively.

	June 30,	December 31,
	2022	2021

	(in US$’000)
US$	712,275	895,935
RMB	86,298	53,455
Hong Kong dollar (“HK$”)	26,428	60,535
	£1,041	1,090
Euro	158	685
	826,200	1,011,700